UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.0%
	MUNICIPAL BONDS – 103.0%
	Consumer Staples – 3.2%
$ 520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B-	$ 510,609
205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B-	207,019
1,170	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	1,174,727
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	6/17 at 100.00	N/R	964,982
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	11/16 at 100.00	B+	1,500,090
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	755,588
1,535	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	11/16 at 100.00	BBB-	1,546,497
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
130	4.625%, 6/01/26	6/17 at 100.00	B+	131,243
150	5.000%, 6/01/29	6/17 at 100.00	B	151,446
325	4.750%, 6/01/34	6/17 at 100.00	B-	318,676
640	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	11/16 at 100.00	B-	638,950
7,885	Total Consumer Staples			7,899,827
	Education and Civic Organizations – 5.8%
675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	AA	753,610
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa2	287,108
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,969,627
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,307,140
3,275	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	3,452,636
1,750	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	1,862,490
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,758,144
12,775	Total Education and Civic Organizations			14,390,755
	Financials – 0.6%
1,020	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,404,020
NUVEEN      1

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 17.9%
$ 875	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	$ 1,002,698
3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35	5/19 at 100.00	A2	4,281,128
5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	AA-	5,575,000
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,090,180
3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,094,227
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,271,520
8,650	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB)	11/19 at 100.00	AA	9,942,829
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
135	5.000%, 1/01/23	1/20 at 100.00	AA-	152,991
1,515	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA-	1,720,677
1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 16.041%, 1/01/18 (IF)	No Opt. Call	AA-	2,699,760
3,250	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	3,271,613
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	3,496,260
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,101,680
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	No Opt. Call	AA-	2,394,500
38,840	Total Health Care			44,095,063
	Housing/Single Family – 0.2%
25	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	26,268
370	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/22 at 100.00	Aaa	374,262
395	Total Housing/Single Family			400,530
	Industrials – 1.3%
180	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.500%, 5/01/17	No Opt. Call	B	181,784
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	422,356
360	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	360,569
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
$ 1,150	5.000%, 12/01/19	No Opt. Call	B+	$ 1,197,644
205	5.500%, 12/01/22	12/18 at 100.00	B+	212,444
355	5.250%, 12/01/25	12/23 at 100.00	B+	383,524
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	506,092
3,110	Total Industrials			3,264,413
	Long-Term Care – 4.9%
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,467,000
	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
35	5.375%, 5/15/27	5/17 at 100.00	N/R	35,475
1,100	5.500%, 5/15/39	5/17 at 100.00	N/R	1,112,826
2,030	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	11/16 at 100.00	N/R	2,032,314
1,540	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,544,651
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	3,054,239
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	740,438
11,210	Total Long-Term Care			11,986,943
	Materials – 0.4%
1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,023,830
	Tax Obligation/General – 8.4%
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	2,272,480
1,500	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	1,773,360
2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – AGM Insured	No Opt. Call	AA	2,500,000
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,757,892
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,442,580
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,649,548
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,827,649
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,565,937
NUVEEN      3

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 45	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA	$ 48,668
2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA+	2,376,020
390	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA-	425,237
17,625	Total Tax Obligation/General			20,639,371
	Tax Obligation/Limited – 24.8%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,892,090
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,656,257
3,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/30	11/25 at 100.00	A	3,492,840
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
650	5.250%, 1/01/36	1/22 at 100.00	A	724,952
3,375	5.125%, 1/01/42	1/22 at 100.00	A	3,721,545
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
1,495	5.000%, 1/01/32	No Opt. Call	A	1,664,683
1,910	5.000%, 1/01/42	1/22 at 100.00	A	2,089,998
3,585	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/32	12/26 at 100.00	BBB+	4,343,873
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	A	839,220
	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,472,500
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,136,994
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,114,700
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,363,850
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,426,477
	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B:
1,500	5.000%, 9/01/26	9/25 at 100.00	AAA	1,947,285
1,500	5.000%, 9/01/35	9/25 at 100.00	AAA	1,877,370
365	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	11/16 at 100.50	Aa3	368,197
1,670	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,862,200
1,400	Kansas Development Finance Authority, Revenue Bonds, Department of Commerce Impact Program, Series 2011K, 5.000%, 12/01/20	12/19 at 100.00	A+	1,574,972
40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	11/16 at 100.00	AA-	40,150
5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	5,014,100
2,180	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	2,323,182
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
$ 200	5.250%, 12/15/29	12/22 at 100.00	N/R	$ 188,984
100	6.100%, 12/15/34	No Opt. Call	N/R	95,406
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	2,698,909
1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	Ca	1,614,735
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,187,100
905	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/20	No Opt. Call	BBB+	912,367
1,575	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	1,581,568
380	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	382,421
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	BBB-	2,003,980
2,175	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BB	2,297,213
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,713,897
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,570,716
700	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	730,100
15	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B - Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A-	11,490
55,070	Total Tax Obligation/Limited			60,936,321
	Transportation – 5.8%
505	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB-	580,518
1,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	2,340,762
100	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	119,111
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/16 at 100.00	N/R	1,004,170
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
310	5.000%, 8/01/21 (Alternative Minimum Tax)	No Opt. Call	BB	349,618
1,905	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	2,126,818
3,405	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	3,751,697
NUVEEN      5

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,265	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	$ 1,484,503
1,225	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	1,418,868
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,084,662
12,590	Total Transportation			14,260,727
	U.S. Guaranteed – 15.4% (4)
2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	2,171,360
1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	1,116,610
2,170	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,596,253
2,500	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (4)	2,632,450
1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (4)	1,291,047
3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	3,607,560
	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics, Inc., Project, Series 2012B-1:
1,750	5.000%, 7/01/30 (Pre-refunded 7/01/17)	7/17 at 100.00	A1 (4)	1,814,120
1,855	5.000%, 7/01/32 (Pre-refunded 7/01/17)	7/17 at 100.00	A1 (4)	1,922,967
2,400	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17) (UB)	11/17 at 100.00	AA (4)	2,527,152
3,910	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 (Pre-refunded 11/01/16) – FGIC Insured	11/16 at 100.00	AA- (4)	3,938,973
865	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	985,944
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (4)	1,229,700
1,955	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	AA (4)	2,116,835
500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (4)	548,335
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	4,817,440
2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (4)	2,825,675
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,695	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	$ 1,860,280
34,215	Total U.S. Guaranteed			38,002,701
	Utilities – 11.7%
385	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41	No Opt. Call	Ba2	367,313
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 – NPFG Insured	6/25 at 100.00	AA-	1,668,945
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,632,455
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,203,010
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,199,740
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,811,745
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,644,914
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,483,491
2,575	5.000%, 12/01/31	12/20 at 100.00	A3	2,874,498
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	Ba2	993,360
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	Ba2	482,287
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB-	1,537,580
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A+	2,692,823
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+	1,769,656
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+	2,943,725
	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
1,075	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AA+	1,178,716
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AA+	3,310,530
25,465	Total Utilities			28,794,788
	Water and Sewer – 2.6%
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A-	581,765
2,000	5.500%, 7/01/43	7/23 at 100.00	A-	2,337,720
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,172,900
NUVEEN      7

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA-	$ 2,346,700
5,500	Total Water and Sewer			6,439,085
$ 226,700	Total Long-Term Investments (cost $235,215,133)			253,538,374

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	MUNICIPAL BONDS – 0.8%
	Transportation – 0.8%
$ 2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater 664, 0.490%, 10/01/37 (5)	No Opt. Call	A-2	$ 2,000,000
$ 2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000
	Total Investments (cost $237,215,133) – 103.8%			255,538,374
	Floating Rate Obligations – (3.8)%			(9,420,000)
	Other Assets Less Liabilities – (0.0)%			(33,289)
	Net Assets – 100%			$ 246,085,085
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$253,538,374	$ —	$253,538,374
Short-Term Investments:
Municipal Bonds	—	2,000,000	—	2,000,000
Total	$ —	$255,538,374	$ —	$255,538,374
8      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $227,414,674.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$18,872,612
Depreciation	(168,376)
Net unrealized appreciation (depreciation) of investments	$18,704,236

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      9

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.5%
	MUNICIPAL BONDS – 100.5%
	Education and Civic Organizations – 11.8%
$ 880	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	Aa3	$ 1,004,089
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,909,925
2,500	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,897,225
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (Alternative Minimum Tax)	No Opt. Call	A	1,017,639
700	5.000%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A	799,106
400	5.000%, 6/01/24 (Alternative Minimum Tax)	No Opt. Call	A	461,412
2,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	A+	2,004,680
1,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,595,025
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	2,013,356
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,330,746
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	Aa3	1,404,259
1,075	5.000%, 3/01/27	3/25 at 100.00	Aa3	1,334,354
2,290	Northern Kentucky University, General Receipts Bonds, Refunding Series 2016A, 5.000%, 9/01/23	No Opt. Call	Aa3	2,816,150
	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,435	5.000%, 5/01/19	No Opt. Call	AA	1,596,524
1,185	5.000%, 5/01/20	No Opt. Call	AA	1,362,928
2,340	5.000%, 5/01/21	No Opt. Call	AA	2,772,385
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	5,033,640
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,495,160
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	AA-	173,020
2,005	5.000%, 9/01/26	9/21 at 100.00	AA-	2,348,136
1,910	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	AA-	2,247,994
	Western Kentucky University, General Receipts Revenue Bonds, Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	Aa3	3,367,584
2,820	5.000%, 9/01/26	9/25 at 100.00	Aa3	3,505,768
39,405	Total Education and Civic Organizations			46,491,105
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 23.9%
$ 3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AA	$ 3,554,006
	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB-	112,447
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB-	2,334,740
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB-	3,877,003
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,730,800
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21	6/20 at 100.00	BBB+	4,486,550
165	6.375%, 6/01/40	6/20 at 100.00	BBB+	190,077
5,150	6.500%, 3/01/45	6/20 at 100.00	BBB+	5,947,735
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/19 at 100.00	A+	1,186,746
7,090	5.625%, 8/15/27	8/19 at 100.00	A+	7,684,709
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
1,500	5.000%, 8/15/42	8/21 at 100.00	A+	1,649,865
3,000	5.250%, 8/15/46	8/21 at 100.00	A+	3,335,640
1,295	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/24	5/19 at 100.00	A-	1,402,161
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A-	11,484,400
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	A-	3,844,992
7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa3	7,041,510
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	8,813,025
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A2	9,517,600
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,730,740
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A+	2,251,121
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,264,220
83,045	Total Health Care			94,440,087
	Housing/Multifamily – 0.3%
1,175	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory Put 6/01/23)	12/16 at 101.00	N/R	1,189,147
NUVEEN      11

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.7%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
$ 150	3.000%, 1/01/21	No Opt. Call	AAA	$ 161,961
485	3.000%, 7/01/21	No Opt. Call	AAA	526,821
705	3.100%, 7/01/22	7/21 at 100.00	AAA	763,917
360	3.300%, 1/01/23	7/21 at 100.00	AAA	388,526
595	3.300%, 7/01/23	7/21 at 100.00	AAA	645,623
175	3.625%, 1/01/25	7/21 at 100.00	AAA	188,874
2,470	Total Housing/Single Family			2,675,722
	Tax Obligation/General – 0.1%
365	Crittenden County, Kentucky, General Obligation Bonds, Series 2007, 6.000%, 12/01/27	12/17 at 100.00	N/R	378,330
200	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2010, 4.000%, 11/01/17	No Opt. Call	AAA	207,940
565	Total Tax Obligation/General			586,270
	Tax Obligation/Limited – 19.2%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	Aa3	1,555,275
1,760	5.000%, 8/01/25	2/25 at 100.00	Aa3	2,216,421
1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,152,900
2,000	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	2,025,980
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	2,073,240
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	3,702,299
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	4,961,091
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	10,018,619
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AA	49,780
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA	2,922,364
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA	3,017,175
5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bond Trust 2016-XG0027, 18.666%, 12/01/28 – AGC Insured (IF)	6/18 at 100.00	AA	6,264,000
5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/26	No Opt. Call	Aa3	6,310,550
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005:
2,115	5.000%, 8/01/18 – NPFG Insured	No Opt. Call	AA-	2,285,511
125	5.000%, 8/01/19 – NPFG Insured	No Opt. Call	AA-	139,700
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
285	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA	313,024
285	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	313,024
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	Aa2	$ 2,292,780
1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24	7/21 at 100.00	Aa2	2,128,626
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
500	5.000%, 7/01/24	7/22 at 100.00	Aa2	607,200
4,000	5.000%, 7/01/30	7/22 at 100.00	Aa2	4,796,400
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa2	8,061,107
	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A:
2,990	5.000%, 6/01/20	No Opt. Call	Aa3	3,417,181
1,000	5.000%, 6/01/21	No Opt. Call	Aa3	1,172,820
3,000	5.250%, 6/01/29	6/21 at 100.00	Aa3	3,489,780
500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B	538,550
68,035	Total Tax Obligation/Limited			75,825,397
	Transportation – 8.5%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,855	5.000%, 1/01/30	1/26 at 100.00	A+	2,259,557
1,750	5.000%, 1/01/31	1/26 at 100.00	A+	2,120,230
1,620	5.000%, 1/01/32	1/26 at 100.00	A+	1,955,227
1,520	5.000%, 1/01/33	1/26 at 100.00	A+	1,858,610
2,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	1,618,120
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
475	5.000%, 7/01/17	No Opt. Call	Baa3	490,599
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	298,140
10,000	6.000%, 7/01/53	7/23 at 100.00	Baa3	12,108,300
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	AA	1,398,465
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	No Opt. Call	AA	1,259,291
1,000	5.000%, 7/01/38	No Opt. Call	AA	1,160,190
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,464,362
1,625	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	1,940,039
1,555	5.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,850,652
1,500	5.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,775,775
28,715	Total Transportation			33,557,557
NUVEEN      13

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 15.4% (4)
	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
$ 720	6.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	$ 768,679
1,605	6.250%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,718,505
2,190	6.500%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	2,351,688
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Refunding & Improvement Series 2009A:
210	5.375%, 5/01/34 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	235,683
5,010	5.500%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	5,639,206
2,500	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 2016-XG0055, 16.866%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (IF) (5)	9/17 at 100.00	AA+ (4)	2,964,950
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series 2007A:
1,435	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (4)	1,498,183
5,065	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (4)	5,288,012
4,600	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (4)	4,813,946
7,535	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (UB)	9/17 at 100.00	AA+ (4)	7,885,453
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,215	5.250%, 2/01/28 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	2,454,929
2,215	5.250%, 2/01/29 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	2,454,929
25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2 (4)	26,990
2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	3,159,979
2,060	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 (Pre-refunded 6/01/17) – AGM Insured	6/17 at 100.00	Aa3 (4)	2,129,216
2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary's HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	2,215,167
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
3,995	5.000%, 10/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	A- (4)	4,430,735
95	5.000%, 10/01/28 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	A- (4)	105,362
8,880	5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	A3 (4)	9,919,848
1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	A+ (4)	1,041,040
56,230	Total U.S. Guaranteed			61,102,500
	Utilities – 10.6%
	Frankfort Electric & Water Plant Board, Kentucky, Electric and Water Revenue Bonds, Series 2015A:
325	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	327,759
155	4.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	161,240
40	4.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	42,760
4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	A	5,300,931
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A	$ 5,907,782
	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
6,400	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	6,375,424
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	13,052,354
1,510	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	1,798,576
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	A-	3,227,043
5	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A-	5,474
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	265,678
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,238,850
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,324,455
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,953,089
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	456,460
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	497,648
39,480	Total Utilities			41,935,523
	Water and Sewer – 10.0%
	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
225	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	233,795
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	3,940,652
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,298,020
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	16.054%, 2/01/25 (IF) (5)	No Opt. Call	AAA	2,849,126
1,070	16.271%, 2/01/26 (IF) (5)	2/25 at 100.00	AAA	2,224,402
220	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/17 at 100.00	A+	220,887
	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A:
1,005	5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,274,541
1,060	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	1,362,238
1,115	5.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	1,423,688
1,175	5.000%, 7/01/28 – AGM Insured	No Opt. Call	AA	1,491,839
1,240	5.000%, 7/01/29 – AGM Insured	No Opt. Call	AA	1,564,880
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,886,075
795	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A, 5.000%, 5/15/27	11/24 at 100.00	AA	998,440
2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – AGM Insured	8/18 at 100.00	Aa3	2,215,880
NUVEEN      15

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
$ 2,690	5.000%, 2/01/22	No Opt. Call	Aa3	$ 3,219,661
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	4,123,890
195	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29	9/18 at 100.00	A1	209,793
31,660	Total Water and Sewer			39,537,807
$ 350,780	Total Long-Term Investments (cost $366,850,988)			397,341,115
	Floating Rate Obligations – (1.4)%			(5,650,000)
	Other Assets Less Liabilities – 0.9%			3,624,928
	Net Assets – 100%			$395,316,043
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$397,341,115	$—	$397,341,115
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $361,093,151.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$30,632,337
Depreciation	(34,254)
Net unrealized appreciation (depreciation) of investments	$30,598,083
16      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      17

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.1%
	MUNICIPAL BONDS – 100.1%
	Consumer Staples – 2.5%
$ 3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	6/17 at 100.00	B-	$ 3,049,210
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	2,283,244
5,245	Total Consumer Staples			5,332,454
	Education and Civic Organizations – 17.5%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,773,203
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	430,850
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB-	1,067,930
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB-	572,710
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB-	851,431
1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	1,119,810
1,060	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/20	No Opt. Call	AA+	1,230,872
4,370	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA+	5,323,927
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,139,462
830	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/41	3/26 at 100.00	A1	997,502
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	624,607
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,613,920
	University of Michigan, General Revenue Bonds, Series 2015:
2,475	5.000%, 4/01/30	4/26 at 100.00	AAA	3,174,262
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,838,245
3,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	4,470,120
4,785	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/31	5/26 at 100.00	Aa3	5,888,899
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	A1	768,034
30,520	Total Education and Civic Organizations			36,885,784
	Health Care – 10.1%
1,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	1,141,250
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA	$ 498,699
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,432,811
365	5.000%, 1/15/42	1/22 at 100.00	AA	408,453
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A1	861,970
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,204,044
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,481,787
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A1	1,979,284
1,250	5.000%, 11/01/42	11/22 at 100.00	A1	1,424,838
2,295	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA-	2,723,247
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A	3,760,647
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA	2,257,020
18,310	Total Health Care			21,174,050
	Housing/Multifamily – 0.6%
1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	10/16 at 100.00	AA	1,202,232
	Tax Obligation/General – 21.2%
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	827,496
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,716,323
660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	Aa1	703,520
800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	853,992
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA-	1,784,640
370	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – FGIC Insured	No Opt. Call	AA+	436,807
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,435,747
1,555	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,894,410
NUVEEN      19

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA-	$ 1,188,779
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,339,336
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,307,576
1,500	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	1,850,280
1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	1,237,245
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,193,320
2,585	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A, 5.000%, 12/01/27	12/25 at 100.00	Aa1	3,308,412
1,765	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	2,216,417
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	668,536
1,290	5.000%, 11/01/36	No Opt. Call	AA	1,546,852
	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa2	992,880
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa2	997,305
1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,237,258
600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	707,658
1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,266,115
150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA	169,272
3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AA-	3,245,148
4,670	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	5,454,560
38,495	Total Tax Obligation/General			44,579,884
	Tax Obligation/Limited – 11.9%
	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA-	3,940,926
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	AA-	3,193,086
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,160,110
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
$ 825	5.000%, 10/01/19	No Opt. Call	AA-	$ 920,535
4,070	5.000%, 10/01/39	10/24 at 100.00	AA-	4,739,189
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,420,040
3,150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/41	10/26 at 100.00	Aa2	3,850,340
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,197,527
700	5.000%, 11/15/36	11/21 at 100.00	AA+	820,505
685	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	840,440
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,863,630
22,225	Total Tax Obligation/Limited			24,946,328
	Transportation – 2.2%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,162,430
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	No Opt. Call	A	2,269,000
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,165,170
4,000	Total Transportation			4,596,600
	U.S. Guaranteed – 18.3% (5)
1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	1,546,227
2,660	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2007, 4.750%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	Aa1 (5)	2,735,278
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	Aa1 (5)	153,549
3,500	5.000%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	Aa1 (5)	3,706,360
1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	Aa1 (5)	1,725,183
50	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	AAA	50,724
840	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	Aa1 (5)	865,166
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,642,540
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	12,087
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	3,594,960
NUVEEN      21

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 865	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	$ 906,615
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
3,000	0.000%, 10/15/27 (Pre-refunded 10/15/16) – AGM Insured	10/16 at 58.27	AA (5)	1,746,990
1,500	0.000%, 10/15/28 (Pre-refunded 10/15/16) – AGM Insured	10/16 at 55.35	AA (5)	829,710
3,025	5.000%, 10/15/36 (Pre-refunded 10/15/16) – NPFG Insured	10/16 at 100.00	Aa2 (5)	3,041,728
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+ (5)	1,139,520
350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (5)	394,555
	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	Aaa	514,980
1,200	5.000%, 5/01/36 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	Aaa	1,235,952
4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aaa	4,165,280
2,715	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007, 4.750%, 5/01/36 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	Aa1 (5)	2,791,835
1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	1,833,684
1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,382,268
500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	Aa1 (5)	515,015
38,760	Total U.S. Guaranteed			38,530,206
	Utilities – 7.9%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	2,190,319
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA-	187,334
2,130	5.000%, 7/01/32	7/18 at 100.00	AA-	2,276,906
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	No Opt. Call	AA-	607,168
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	16.585%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	406,510
800	16.585%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	1,300,832
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,230	5.000%, 7/01/32	7/26 at 100.00	A	1,518,299
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,231,430
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,310,680
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,245,160
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	$ 1,310,920
13,985	Total Utilities			16,585,558
	Water and Sewer – 7.9%
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
125	5.000%, 7/01/33 – FGIC Insured	11/16 at 100.00	AA-	125,420
75	5.000%, 7/01/36 – MBIA-NPFG Insured	11/16 at 100.00	AA-	75,251
345	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD, 5.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA-	346,159
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	Aa1	1,800,960
800	5.000%, 1/01/39	1/24 at 100.00	Aa1	955,096
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	Aa1	420,693
2,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Refunding Series 2010, 5.000%, 1/01/24	No Opt. Call	Aa1	2,503,260
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,219,760
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,211,250
2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,183,280
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,766,400
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,430,974
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	440,891
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30	No Opt. Call	AAA	577,485
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	11/16 at 100.00	AAA	245,919
135	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	141,333
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	AA-	534,760
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	573,685
14,160	Total Water and Sewer			16,552,576
$ 186,900	Total Long-Term Investments (cost $194,433,485)			210,385,672
	Floating Rate Obligations – (2.2)%			(4,700,000)
	Other Assets Less Liabilities – 2.1%			4,451,650
	Net Assets – 100%			$ 210,137,322
NUVEEN      23

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$210,385,672	$—	$210,385,672
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $189,490,425.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$16,236,160
Depreciation	(41,885)
Net unrealized appreciation (depreciation) of investments	$16,194,275

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
24      NUVEEN

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%
	MUNICIPAL BONDS – 98.5%
	Consumer Staples – 2.8%
$ 3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	11/16 at 100.00	AA-	$ 3,007,890
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA-	11,504,111
11,840	Total Consumer Staples			14,512,001
	Education and Civic Organizations – 12.1%
3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,192,480
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,364,472
1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA	1,031,920
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,184,592
1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31	11/19 at 100.00	A	1,813,159
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,432,450
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
420	3.000%, 10/01/18	No Opt. Call	BBB-	429,391
575	3.500%, 10/01/22	No Opt. Call	BBB-	611,829
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,796,978
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,667,011
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A-	4,495,315
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A-	4,245,102
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,150,130
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BBB-	1,665,645
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
2,500	6.500%, 10/01/30	10/18 at 103.00	BBB-	2,787,700
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB-	1,445,327
NUVEEN      25

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$ 1,500	5.000%, 10/01/38	10/25 at 100.00	AA-	$ 1,826,130
7,000	4.000%, 10/01/42	10/25 at 100.00	AA-	7,800,170
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	7,739,820
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	2,717,184
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/18 at 100.00	N/R	1,009,140
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2016A:
1,175	3.000%, 4/01/30	4/25 at 100.00	A	1,218,898
1,335	3.000%, 4/01/31	4/25 at 100.00	A	1,389,201
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2016C:
510	3.000%, 4/01/29 – BAM Insured	4/24 at 100.00	AA	535,347
960	3.000%, 4/01/30 – BAM Insured	4/24 at 100.00	AA	997,680
515	3.000%, 4/01/31 – BAM Insured	4/24 at 100.00	AA	531,243
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	925,807
55,215	Total Education and Civic Organizations			62,004,121
	Health Care – 22.8%
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2016, 4.000%, 8/01/38	8/26 at 100.00	A	1,074,980
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	AA-	277,890
200	5.125%, 6/01/24	6/19 at 100.00	AA-	221,724
500	5.500%, 6/01/29	6/19 at 100.00	AA-	557,825
4,170	5.750%, 6/01/39	6/19 at 100.00	AA-	4,650,384
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA-	561,980
4,000	5.000%, 6/01/33	6/22 at 100.00	AA-	4,549,560
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,490	5.000%, 6/01/27	6/17 at 100.00	BB+	1,494,455
3,050	5.000%, 6/01/36	6/17 at 100.00	BB+	3,052,196
1,640	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	1,806,312
	Cass County, Missouri, Hospital Revenue Bonds, Series 2007:
2,500	5.500%, 5/01/27	11/16 at 100.00	BBB	2,513,700
6,070	5.625%, 5/01/38	11/16 at 100.00	BBB	6,100,471
1,090	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,132,783
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
$ 1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	$ 1,267,462
4,995	5.000%, 12/01/37	12/17 at 100.00	N/R	5,061,733
	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB-	1,195,701
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB-	1,068,790
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	A-	911,272
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A-	1,826,651
3,720	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 4.000%, 11/15/42	5/26 at 100.00	A+	4,065,514
2,810	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	3,149,195
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,184,180
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C:
3,000	3.250%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	3,016,890
7,000	4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	7,623,210
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	A3	2,437,301
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,450	5.000%, 11/15/44	11/23 at 100.00	A2	1,679,854
2,970	5.000%, 11/15/48	11/23 at 100.00	A2	3,422,866
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,664,794
1,500	5.000%, 11/15/39	11/25 at 100.00	A2	1,784,190
3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,483,876
110	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	No Opt. Call	AA-	117,791
55	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45	11/24 at 100.00	AA-	59,807
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	A	1,172,080
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,341,240
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B:
500	3.500%, 12/01/32	No Opt. Call	A+	533,990
2,000	5.000%, 12/01/33	No Opt. Call	A+	2,449,700
500	3.625%, 12/01/34	No Opt. Call	A+	532,635
NUVEEN      27

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 5.000%, 6/01/31	6/24 at 100.00	AA-	$ 2,416,740
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	636,059
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,874,874
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,118,470
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,845	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA-	1,819,410
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA-	2,736,774
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA-	3,564,540
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA-	1,059,040
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA-	1,677,030
3,040	5.000%, 6/01/34	6/20 at 100.00	AA-	3,387,046
1,460	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., , Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	1,588,188
4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB-	5,399,488
	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
1,320	5.000%, 11/15/22	11/16 at 100.00	N/R	1,324,844
2,345	5.000%, 11/15/27	11/16 at 100.00	N/R	2,350,347
2,600	5.000%, 11/15/35	11/16 at 100.00	N/R	2,604,082
1,260	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	1,372,833
108,495	Total Health Care			116,974,747
	Housing/Multifamily – 0.5%
1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	1,380,184
1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,093,600
2,290	Total Housing/Multifamily			2,473,784
	Housing/Single Family – 0.3%
370	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	370,618
80	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	80,738
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 45	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	$ 45,898
895	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	952,074
1,390	Total Housing/Single Family			1,449,328
	Industrials – 0.4%
	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc. Project, Series 2007:
1,470	4.250%, 3/01/22 (Alternative Minimum Tax)	11/16 at 100.00	Baa1	1,470,162
500	4.250%, 3/01/24 (Alternative Minimum Tax)	11/16 at 100.00	Baa1	500,020
1,970	Total Industrials			1,970,182
	Long-Term Care – 6.8%
750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	5/18 at 100.00	N/R	759,945
	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
220	5.500%, 5/15/17	No Opt. Call	BBB-	225,126
2,000	5.750%, 5/15/31	5/17 at 100.00	BBB-	2,029,000
	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	BBB-	1,539,315
2,525	5.125%, 8/15/32	8/17 at 100.00	BBB-	2,581,509
2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	No Opt. Call	BBB-	2,300,480
1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB+	1,780,025
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB+	1,185,986
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB+	3,170,557
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB+	1,684,860
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
700	5.000%, 2/01/36	2/26 at 100.00	BBB+	820,673
2,060	5.000%, 2/01/46	2/26 at 100.00	BBB+	2,398,520
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A:
365	4.875%, 2/01/18	2/17 at 100.00	BBB+	370,767
2,000	4.875%, 2/01/37	2/17 at 100.00	BBB+	2,016,460
850	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB-	913,937
NUVEEN      29

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
$ 550	5.000%, 9/01/32	No Opt. Call	A-	$ 615,918
1,690	5.000%, 9/01/42	9/22 at 100.00	A-	1,875,799
2,570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A-	3,032,523
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB-	717,171
4,100	5.500%, 9/01/28	9/17 at 100.00	BBB-	4,184,132
350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	375,690
31,830	Total Long-Term Care			34,578,393
	Tax Obligation/General – 10.2%
1,000	Belton School District 124, Cass County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2012, 4.000%, 3/01/28 – NPFG Insured	3/20 at 100.00	AA+	1,087,320
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	AA-	1,291,046
1,245	5.000%, 3/01/30	3/21 at 100.00	AA-	1,422,313
1,010	4.750%, 3/01/31	3/21 at 100.00	AA-	1,127,574
850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA-	928,871
	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012:
1,670	4.000%, 3/01/27 – AGM Insured	3/22 at 100.00	A+	1,826,613
2,000	4.375%, 3/01/32	3/22 at 100.00	A+	2,202,940
1,000	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 3/01/33	3/22 at 100.00	AA-	1,191,100
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	4,091,824
	Cape Girardeau School District 063, Cape Girardeau County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016:
1,630	4.000%, 3/01/32	3/25 at 100.00	AA+	1,844,182
1,650	4.000%, 3/01/33	3/25 at 100.00	AA+	1,861,365
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,347,550
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,696,815
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,122,360
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,418,200
1,500	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2016, 4.000%, 3/01/30	3/26 at 100.00	AA+	1,751,325
1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,489,487
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	$ 1,216,520
160	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA	174,370
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA	577,140
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,059,890
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	No Opt. Call	AA	5,867,800
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	565,975
1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,321,580
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,196,440
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,660,785
200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA-	211,404
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,434,804
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25	4/21 at 100.00	AA+	2,793,175
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,209,790
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,209,100
1,710	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	1,091,442
46,745	Total Tax Obligation/General			52,291,100
	Tax Obligation/Limited – 18.3%
	Belton, Missouri, Certificates of Participation, Series 2007:
600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	A3	608,100
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	A3	254,468
375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A+	396,098
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	5,780,425
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,084,340
1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,131,420
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	409,526
NUVEEN      31

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	$ 525,090
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	11/16 at 100.00	N/R	1,546,746
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	584,420
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	2,024,344
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,212,845
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,898,266
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33 (WI/DD, Settling 9/02/16)	3/21 at 100.00	N/R	1,000,820
	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	11/16 at 100.00	A+	340,836
715	4.500%, 11/01/22	11/16 at 100.00	A+	717,302
1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB-	2,196,292
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33	3/23 at 100.00	BB+	885,042
885	5.000%, 3/01/38	3/23 at 100.00	BB+	961,048
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	1,044,196
1,350	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26	No Opt. Call	N/R	1,352,201
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,322,796
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,525,420
2,365	Kansas City School District, Missouri, Certificates of Participation, Series 2016, 3.000%, 4/01/32	4/26 at 100.00	A	2,368,879
2,525	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	11/16 at 100.00	N/R	2,529,898
	Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project, Refunding & Improvement Series 2016E:
570	3.000%, 4/01/33	4/25 at 100.00	AA-	580,123
2,600	3.125%, 4/01/34	4/25 at 100.00	AA-	2,654,574
1,775	4.000%, 4/01/36	4/25 at 100.00	AA-	1,947,849
1,500	5.000%, 4/01/40	4/25 at 100.00	AA-	1,779,120
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	2,071,265
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,211,847
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,143	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	$ 1,135,201
1,159	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	172,344
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35	6/25 at 100.00	N/R	1,246,923
785	6.000%, 6/01/46	6/25 at 100.00	N/R	821,534
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,136,320
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,085,680
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,158,150
110	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	9/16 at 100.00	AA-	110,468
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,066,840
3,955	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	11/16 at 100.00	N/R	3,955,910
970	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/24 – RAAI Insured	11/16 at 100.00	AA	972,406
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	613,970
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA-	3,819,707
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA-	2,043,166
540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	584,555
1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,029,380
1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	1,744,047
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44	7/24 at 100.00	N/R	263,758
1,030	Saint Louis County Industrial Development Authority, Missouri, Transportation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32	3/22 at 100.00	N/R	1,059,386
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	2,067,469
NUVEEN      33

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
$ 1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	$ 764,270
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	737,750
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	703,380
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	678,870
4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,770,850
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/16 at 100.00	N/R	660,752
1,600	5.500%, 11/01/27	11/16 at 100.00	N/R	1,601,808
1,850	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/16 at 100.00	N/R	1,853,348
1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA	1,610,551
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,835,422
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	642,492
109,042	Total Tax Obligation/Limited			93,892,303
	Transportation – 2.7%
665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	818,981
2,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A-	2,269,060
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A-	3,871,910
3,210	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA-	3,484,005
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A:
1,035	5.000%, 7/01/20 – AGM Insured	7/17 at 100.00	AA	1,071,815
2,000	5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA	2,070,200
12,410	Total Transportation			13,585,971
	U.S. Guaranteed – 8.8% (4)
2,025	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	A (4)	2,215,897
1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)	3/18 at 100.00	A- (4)	1,621,530
	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	419,420
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	524,950
1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	1,052,250
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,840	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	$ 2,018,351
2,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	2,022,960
1,025	Kansas City Metropolitan Junior College District Certificates of Participation, Missouri, Series 2008, 4.500%, 7/01/21 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,059,091
515	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	538,953
500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38 (Pre-refunded 5/01/17)	5/17 at 100.00	AAA	517,190
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25 (Pre-refunded 4/01/17)	4/17 at 100.00	A- (4)	1,026,690
1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17 (ETM)	No Opt. Call	N/R (4)	1,246,632
915	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,022,997
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2003B, 5.500%, 11/15/32 (Pre-refunded 11/15/18) – AGM Insured	11/18 at 100.00	AA (4)	2,212,860
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	991,500
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	1,684,674
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	2,183,682
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AAA	3,220,500
5,820	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., , Series 2008A, 5.500%, 11/15/39 (Pre-refunded 11/15/18)	11/18 at 100.00	N/R (4)	6,443,496
2,025	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,273,690
	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,015	5.250%, 3/01/25 (Pre-refunded 3/01/17) – AGM Insured	3/17 at 100.00	AA (4)	1,038,863
1,070	5.250%, 3/01/26 (Pre-refunded 3/01/17) – AGM Insured	3/17 at 100.00	AA (4)	1,095,156
625	5.250%, 3/01/27 (Pre-refunded 3/01/17) – AGM Insured	3/17 at 100.00	AA (4)	639,694
2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 (Pre-refunded 4/01/17) – SYNCORA GTY Insured	4/17 at 100.00	A+ (4)	2,657,858
	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	512,315
390	4.750%, 4/01/21 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	399,606
1,830	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	11/16 at 100.00	N/R (4)	2,145,693
NUVEEN      35

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 3,290	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 66.11	N/R (4)	$ 2,122,116
43,745	Total U.S. Guaranteed			44,908,614
	Utilities – 5.6%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	498,228
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,932,379
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	2,086,063
1,125	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	A2	1,355,558
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,462,865
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,731,952
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,805,950
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32	1/21 at 100.00	A2	2,485,296
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,243,400
	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	650,444
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	275,488
1,415	5.000%, 12/01/40	6/26 at 100.00	A2	1,715,263
3,000	4.000%, 12/01/41	6/26 at 100.00	A2	3,324,120
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA+	2,281,320
24,870	Total Utilities			28,848,326
	Water and Sewer – 7.2%
725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	759,967
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,306,270
1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,513,891
1,660	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,947,014
745	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010, 4.125%, 12/01/24	12/17 at 100.00	AA-	777,959
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,525,250
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	$ 2,194,060
500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	548,065
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A	1,291,704
4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	5,562,732
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – BHAC Insured (UB) (5)	12/16 at 100.00	AA+	2,982,197
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,388,900
470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	11/16 at 100.00	Aaa	471,772
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	11/16 at 100.00	Aaa	45,159
85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	94,580
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	2,086,622
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B:
1,500	3.125%, 12/01/33	12/22 at 100.00	AA	1,552,140
1,000	3.250%, 12/01/34	12/22 at 100.00	AA	1,039,360
500	3.250%, 12/01/36	12/22 at 100.00	AA	516,580
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	1,618,800
395	Warrenton, Missouri, Waterworks & Sewer System Revenue Bonds, Series 2014, 3.375%, 7/01/28 – BAM Insured	7/23 at 100.00	AA	422,089
33,395	Total Water and Sewer			36,645,111
$ 483,237	Total Long-Term Investments (cost $460,593,108)			504,133,981

NUVEEN      37

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MUNICIPAL BONDS – 0.6%
	Education and Civic Organizations – 0.6%
$ 3,050	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B, 0.419%, 3/01/40	4/17 at 100.00	A-1	$ 3,050,000
$ 3,050	Total Short-Term Investments (cost $3,050,000)			3,050,000
	Total Investments (cost $463,643,108) – 99.1%			507,183,981
	Floating Rate Obligations – (0.4)%			(2,225,000)
	Other Assets Less Liabilities – 1.3%			6,980,177
	Net Assets – 100%			$ 511,939,158
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$504,133,981	$ —	$504,133,981
Short-Term Investments:
Municipal Bonds	—	3,050,000	—	3,050,000
Total	$ —	$507,183,981	$ —	$507,183,981
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $460,209,087.
38      NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$45,955,378
Depreciation	(1,205,520)
Net unrealized appreciation (depreciation) of investments	$44,749,858

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      39

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.6%
	MUNICIPAL BONDS – 97.6%
	Consumer Staples – 2.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$ 17,315	5.125%, 6/01/24	6/17 at 100.00	B-	$ 17,002,291
1,000	5.875%, 6/01/47	6/17 at 100.00	B-	999,970
18,315	Total Consumer Staples			18,002,261
	Education and Civic Organizations – 7.1%
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,587,062
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,189,602
2,000	Kent State University, Ohio, University General Receipts Bonds, Series 2016, 5.000%, 5/01/21	No Opt. Call	Aa3	2,361,860
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	3,027,587
1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,248,727
185	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	11/16 at 100.00	A+	185,601
750	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	827,993
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	Baa1	1,002,270
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,373,609
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,197,850
645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A+	702,366
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 15.342%, 12/01/43 (IF) (4)	12/22 at 100.00	A+	2,082,250
500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A3	561,120
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A+	2,979,425
1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA-	1,905,094
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,922,768
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	6,084,500
40      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	$ 543,755
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,192,620
1,030	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	1,033,512
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,053,000
1,740	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA-	2,200,265
36,335	Total Education and Civic Organizations			43,262,836
	Health Care – 15.1%
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38	6/20 at 100.00	AA-	278,975
3,050	5.250%, 6/01/38	6/20 at 100.00	AA-	3,442,840
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	A	876,832
4,140	5.500%, 11/01/40	11/20 at 100.00	A	4,864,086
850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	No Opt. Call	A+	980,458
1,600	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	1,795,680
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34	11/19 at 100.00	Aa2	3,333,330
3,000	5.250%, 11/01/40	11/19 at 100.00	Aa2	3,358,470
3,180	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Series 2008A, 5.000%, 11/01/40	11/18 at 100.00	Aa2	3,417,737
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,754,360
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	560,654
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	130,450
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
400	5.000%, 11/15/38	11/18 at 100.00	AA	430,616
305	5.125%, 11/15/40	11/18 at 100.00	AA	329,031
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	3,961,937
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,049,217
7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	AA-	7,589,540
750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	A-	808,222
NUVEEN      41

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	11/16 at 100.00	A-	$ 2,277,241
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	2,182,840
2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,789,107
6,150	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	6,809,218
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,625	18.118%, 1/01/39 (IF)	1/19 at 100.00	Aa2	8,036,775
700	18.118%, 1/01/43 (IF)	1/18 at 100.00	Aa2	880,348
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,725,990
4,390	5.000%, 1/15/29	1/23 at 100.00	A	5,146,397
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
500	5.500%, 12/01/28	12/18 at 100.00	A-	548,190
1,305	5.750%, 12/01/35	12/18 at 100.00	A-	1,435,787
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A2	2,004,395
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,500	5.000%, 12/01/37	No Opt. Call	Baa2	3,813,775
5,500	5.000%, 12/01/42	No Opt. Call	Baa2	5,993,075
80,850	Total Health Care			92,605,573
	Housing/Multifamily – 1.4%
500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC - Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB-	548,825
830	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/16 at 100.00	N/R	753,748
1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	1,900,701
2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aa1	2,261,565
3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,119,640
8,310	Total Housing/Multifamily			8,584,479
	Housing/Single Family – 0.1%
430	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	451,229
	Industrials – 1.5%
485	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/17 at 100.00	BBB+	487,314
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 3,500	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	$ 3,485,440
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc. Project, Series 2009-5:
1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	1,634,867
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,846,101
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	2,001,776
8,685	Total Industrials			9,455,498
	Long-Term Care – 1.0%
800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	10/16 at 100.00	BBB-	801,832
1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB-	1,668,006
400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	403,904
3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	3,456,561
5,785	Total Long-Term Care			6,330,303
	Tax Obligation/General – 14.7%
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	779,909
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	Aa2	611,494
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	507,319
300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	346,449
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	744,770
2,000	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-1, 5.000%, 7/01/26	No Opt. Call	AAA	2,646,340
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,514,900
2,210	Columbus, Ohio, General Obligation Bonds, Various Purpose, Series 2014A, 5.000%, 2/15/18	No Opt. Call	AAA	2,351,794
580	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	610,659
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,266,050
450	5.000%, 12/01/24	No Opt. Call	Aaa	582,152
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	7,640,220
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,359,835
NUVEEN      43

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	$ 1,216,570
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	325,970
850	0.000%, 12/01/30	No Opt. Call	Aa2	530,757
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38	1/22 at 100.00	AA	1,163,060
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	845,033
755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	850,462
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,072,335
285	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	315,589
1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/18 at 100.00	Baa2	1,129,150
2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,575,898
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	898,070
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	885,660
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A1	1,474,724
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	318,945
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,906,105
530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A1	596,632
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40	12/23 at 100.00	Aa2	1,994,158
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	861,536
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,471,420
2,895	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2016S, 5.000%, 5/01/19	No Opt. Call	AAA	3,228,996
5,225	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2012C, 5.000%, 9/15/16	No Opt. Call	AA+	5,234,457
5,345	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2016A, 5.000%, 8/01/25	No Opt. Call	AA+	6,937,489
1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,157,780
44      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2016:
$ 1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	$ 1,238,530
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,314,838
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
610	5.000%, 12/01/33	12/22 at 100.00	AA-	690,917
1,305	5.000%, 12/01/42	12/22 at 100.00	AA-	1,473,306
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	2,047,879
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	4,224,569
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37	12/20 at 100.00	Aa1	852,335
500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA	522,090
2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – AGM Insured	12/18 at 100.00	AA	2,172,640
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46	12/25 at 100.00	Aa3	5,949,597
78,055	Total Tax Obligation/General			90,439,388
	Tax Obligation/Limited – 13.8%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
730	5.000%, 12/01/21	12/16 at 102.00	N/R	749,009
950	5.000%, 12/01/25	12/16 at 102.00	N/R	974,311
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,193,799
650	5.000%, 12/01/35	12/16 at 102.00	N/R	665,769
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27	10/23 at 100.00	AA	1,223,699
1,150	5.000%, 10/01/30	10/23 at 100.00	AA	1,414,304
1,205	5.000%, 10/01/31	10/23 at 100.00	AA	1,480,126
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA	3,644,610
2,125	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/16 at 100.00	AA	2,131,694
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,554,616
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,818,515
	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	525,665
685	5.000%, 12/01/32	12/19 at 100.00	BBB	739,225
555	5.000%, 12/01/36	12/19 at 100.00	BBB	595,693
NUVEEN      45

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
$ 2,710	5.250%, 12/01/25	12/20 at 100.00	Aa2	$ 3,126,446
3,250	5.000%, 12/01/27	12/20 at 100.00	Aa2	3,707,437
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,253,140
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,249,015
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,962,595
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,708,993
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,297,281
1,700	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,851,810
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,578,774
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
245	5.000%, 12/01/26	12/17 at 100.00	Aaa	257,404
210	5.000%, 12/01/27	12/17 at 100.00	Aaa	220,364
10,345	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aaa	12,667,763
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	2,173,513
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AAA	1,308,751
1,105	5.000%, 12/01/33	12/25 at 100.00	AAA	1,372,045
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30 (WI/DD, Settling 9/07/16)	12/26 at 100.00	A1	2,836,147
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	394,350
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,442,198
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,295,105
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,452,187
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	6,226,991
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	342,632
855	0.000%, 9/01/28	No Opt. Call	Aa2	653,280
2,635	5.000%, 9/01/31	9/19 at 100.00	Aa2	2,919,027
2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+	2,201,569
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	A1	1,296,570
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	No Opt. Call	AA	$ 2,208,040
400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	418,864
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,704,150
800	5.000%, 12/01/24	12/22 at 100.00	AA+	971,000
74,865	Total Tax Obligation/Limited			84,808,476
	Transportation – 7.8%
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29	No Opt. Call	A-	8,099,350
1,000	5.000%, 1/01/30	1/22 at 100.00	A-	1,152,660
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,980,472
1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	AA-	1,013,970
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	4,110,715
3,500	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	4,092,795
7,725	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A-	8,748,794
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	13,833,270
2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,936,521
40,625	Total Transportation			47,968,547
	U.S. Guaranteed – 14.8% (5)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
945	5.000%, 2/15/31 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	1,004,951
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	5,020,517
1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	1,117,780
4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	4,598,662
1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	1,076,140
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
1,970	5.000%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,080,222
1,790	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,890,151
3,160	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,336,802
400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 (Pre-refunded 12/01/17) – NPFG Insured	12/17 at 100.00	AA+ (5)	422,380
NUVEEN      47

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa1 (5)	$ 1,059,060
5,800	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	A1 (5)	5,861,596
930	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Improvement Series 2006A, 5.000%, 12/01/26 (Pre-refunded 12/01/16) – NPFG Insured	12/16 at 100.00	AA+ (5)	940,695
1,000	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.375%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (5)	1,106,700
2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 (Pre-refunded 6/01/17) – CIFG Insured	6/17 at 100.00	AA (5)	2,583,125
	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,956,115
1,100	5.125%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,233,298
26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA (5)	31,320,435
630	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (5)	691,614
1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (5)	1,821,514
	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006:
1,260	5.250%, 12/01/25 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	N/R (5)	1,275,019
495	5.250%, 12/01/25 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	A (5)	500,816
130	4.750%, 12/01/46 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	A (5)	131,401
5,600	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 (Pre-refunded 12/01/17) – SYNCORA GTY Insured	12/17 at 100.00	A (5)	5,893,048
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa3 (5)	913,172
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)	6/17 at 100.00	Aa1 (5)	1,033,710
1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa3 (5)	1,103,920
125	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	126,744
530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	570,741
1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2007, 5.000%, 12/01/35 (Pre-refunded 6/01/17) – SYNCORA GTY Insured	6/17 at 100.00	A+ (5)	1,033,710
1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,676,670
3,235	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	3,266,509
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.000%, 12/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	$ 646,122
800	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2008, 5.750%, 2/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	A2 (5)	859,680
1,300	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 (Pre-refunded 6/01/17) – AGC Insured	6/17 at 100.00	AA (5)	1,345,461
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
690	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	773,614
310	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (5)	347,566
82,900	Total U.S. Guaranteed			90,619,660
	Utilities – 3.9%
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
55	5.000%, 2/15/31	2/18 at 100.00	A1	58,106
295	5.250%, 2/15/43	2/18 at 100.00	A1	312,491
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,770,375
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA-	2,763,847
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	AA-	2,132,700
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	AA-	3,629,850
2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	3,148,656
500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Ba2	508,290
5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	Ba2	4,966,800
4,420	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	4,902,310
28,810	Total Utilities			24,193,425
	Water and Sewer – 13.5%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	A3	1,505,440
1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	2,051,140
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	Aa2	1,787,610
775	5.000%, 1/01/26	1/22 at 100.00	Aa2	916,569
1,000	5.000%, 1/01/27	1/22 at 100.00	Aa2	1,176,490
8,740	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	9,646,163
NUVEEN      49

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	$ 2,961,411
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
8,065	5.000%, 6/01/30	6/26 at 100.00	AA+	10,313,361
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,590,387
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	503,055
1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	2,045,768
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,117,030
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA+	10,270,380
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 16.325%, 11/15/43 (IF)	5/23 at 100.00	AA+	5,702,125
	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2016B:
2,780	5.000%, 12/01/33	12/26 at 100.00	AAA	3,558,261
3,895	5.000%, 12/01/34	12/26 at 100.00	AAA	4,964,645
	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa1	1,584,447
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa1	1,661,366
3,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	3,712,986
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2016A, 5.000%, 6/01/26	No Opt. Call	AAA	6,574,750
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,438,916
66,695	Total Water and Sewer			83,082,300
$ 530,660	Total Long-Term Investments (cost $546,300,548)			599,803,975
	Other Assets Less Liabilities – 2.4%			14,531,948
	Net Assets – 100%			$ 614,335,923
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
50      NUVEEN

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$599,803,975	$—	$599,803,975
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $546,563,555.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$54,416,668
Depreciation	(1,176,248)
Net unrealized appreciation (depreciation) of investments	$53,240,420

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      51

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.3%
	MUNICIPAL BONDS – 97.3%
	Consumer Staples – 1.7%
$ 790	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	$ 793,191
720	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	6/17 at 100.00	N/R	723,737
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	11/16 at 100.00	B+	500,030
110	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	11/16 at 100.00	B-	109,820
2,120	Total Consumer Staples			2,126,778
	Education and Civic Organizations – 3.4%
	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
300	5.000%, 10/01/28	10/19 at 100.00	AAA	336,465
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,130,680
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc. Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BB+	1,137,890
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,421,355
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/39 (WI/DD, Settling 9/14/16)	7/26 at 100.00	Baa2	290,662
3,850	Total Education and Civic Organizations			4,317,052
	Health Care – 8.0%
440	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	504,214
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	A+	1,171,590
810	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB-	908,779
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	308,215
1,500	4.000%, 12/01/35	6/24 at 100.00	A+	1,629,480
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
1,000	16.238%, 4/01/34 (IF) (4)	4/19 at 100.00	AA-	1,326,880
250	12.259%, 4/01/42 (IF) (4)	10/22 at 100.00	AA-	325,370
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
585	5.000%, 2/15/26	No Opt. Call	A-	687,346
890	5.000%, 2/15/40	2/22 at 100.00	A-	1,006,439
52      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30	8/25 at 100.00	A3	$ 12,133
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA-	1,112,870
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB	1,152,930
8,735	Total Health Care			10,146,246
	Housing/Multifamily – 8.7%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,136,100
1,750	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	1,897,193
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,479,898
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	No Opt. Call	A	2,267,600
970	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	11/16 at 100.00	AA	971,358
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,269,351
10,225	Total Housing/Multifamily			11,021,500
	Industrials – 1.5%
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,010	5.000%, 12/01/19	No Opt. Call	B+	1,051,844
420	5.500%, 12/01/22	12/18 at 100.00	B+	435,250
65	5.250%, 12/01/25	12/23 at 100.00	B+	70,223
300	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	349,029
1,795	Total Industrials			1,906,346
	Long-Term Care – 7.8%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,045,150
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	519,440
1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	BBB+	1,997,240
185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB+	204,812
1,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A-	1,867,371
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,120,480
NUVEEN      53

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	$ 2,148,720
9,085	Total Long-Term Care			9,903,213
	Materials – 1.2%
1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,555,812
	Tax Obligation/Limited – 40.6%
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	676,695
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2011B:
1,000	3.850%, 9/01/20	9/18 at 100.00	A1	1,051,060
500	3.700%, 9/01/21	9/18 at 100.00	A1	522,465
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012:
100	1.850%, 9/01/18	No Opt. Call	A1	101,633
500	2.750%, 9/01/22	9/20 at 100.00	A1	523,910
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	2,958,825
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,116,660
350	5.250%, 1/01/36	1/22 at 100.00	A	390,359
2,190	5.125%, 1/01/42	1/22 at 100.00	A	2,414,869
845	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BBB+	1,015,453
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	A	839,220
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,363,500
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (Alternative Minimum Tax)	11/16 at 100.00	A1	677,592
1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A1	1,329,848
220	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A, 4.625%, 12/01/28	12/18 at 100.00	A2	236,584
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-14A:
670	5.500%, 2/01/21	No Opt. Call	AA-	740,276
2,500	6.500%, 2/01/31	2/19 at 102.00	AA-	2,835,775
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	11/16 at 100.00	Ca	501,260
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
$ 400	4.150%, 3/01/20	3/17 at 100.00	A2	$ 405,636
300	4.350%, 3/01/22	3/17 at 100.00	A2	303,720
280	4.500%, 3/01/24	3/17 at 100.00	A2	283,352
520	4.600%, 3/01/27	3/17 at 100.00	A2	525,944
1,935	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA-	2,453,445
2,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,460,487
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/24	No Opt. Call	BBB+	1,007,700
1,145	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	BBB-	1,147,279
205	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BB	216,519
	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A:
1,000	5.250%, 10/01/21	11/16 at 100.00	A2	1,003,050
1,230	4.700%, 10/01/21	11/16 at 100.00	A2	1,233,924
1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	11/16 at 100.00	A2	1,002,540
	Wisconsin Center District, Appropriation Revenue Bonds, Milwaukee Arena Project, Series 2016:
2,500	5.000%, 12/15/30	6/26 at 100.00	A1	3,138,400
2,500	5.000%, 12/15/31	6/26 at 100.00	A1	3,123,350
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	1,789,080
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
3,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	4,810,373
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,069,097
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	A3	860,438
2,170	5.000%, 12/15/28	12/22 at 100.00	A3	2,513,012
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,571,793
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,351,580
49,800	Total Tax Obligation/Limited			51,566,703
	Transportation – 4.6%
1,500	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.750%, 10/01/43 – AGM Insured	10/23 at 100.00	AA	1,849,680
600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB-	690,126
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/16 at 100.00	N/R	502,085
NUVEEN      55

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 130	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	$ 143,237
435	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	488,401
610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	706,538
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB-	1,103,560
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	407,465
5,130	Total Transportation			5,891,092
	U.S. Guaranteed – 12.4% (5)
1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,196,430
	Guam Government, General Obligation Bonds, Series 2007A:
1,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	1,052,980
500	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	527,240
	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29 (Pre-refunded 2/15/19)	2/19 at 100.00	A3 (5)	1,284,378
2,550	5.875%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A3 (5)	2,871,198
	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
280	4.625%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	305,124
1,000	4.750%, 12/01/32 (Pre-refunded 12/01/18)	12/18 at 100.00	A2 (5)	1,092,520
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	998,478
1,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	1,452,739
1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21 (Pre-refunded 10/01/16)	10/16 at 100.00	N/R (5)	1,224,124
665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	A (5)	815,257
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,223,290
1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (5)	1,657,651
13,835	Total U.S. Guaranteed			15,701,409
	Utilities – 5.0%
200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41	No Opt. Call	Ba2	190,812
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,632,455
56      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	Ba2	$ 993,360
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	Ba2	248,167
370	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	476,782
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	BB-	1,200,792
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,536,813
5,660	Total Utilities			6,279,181
	Water and Sewer – 2.4%
1,700	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,878,551
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,168,860
2,700	Total Water and Sewer			3,047,411
$ 114,320	Total Long-Term Investments (cost $114,406,758)			123,462,743
	Other Assets Less Liabilities – 2.7%			3,410,865
	Net Assets – 100%			$ 126,873,608
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$123,462,743	$—	$123,462,743
NUVEEN      57

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $114,391,304.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$9,108,277
Depreciation	(36,838)
Net unrealized appreciation (depreciation) of investments	$9,071,439

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
58      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2016